MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND	MFS® TECHNOLOGY FUND
MFS® CORE EQUITY FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND
MFS® GLOBAL LEADERS FUND	(FORMERLY MFS® CASH RESERVE FUND)
MFS® GLOBAL NEW DISCOVERY FUND MFS® LOW VOLATILITY EQUITY FUND MFS® LOW VOLATILITY GLOBAL EQUITY FUND	MFS® U.S. GOVERNMENT MONEY MARKET FUND (FORMERLY MFS® MONEY MARKET FUND) MFS® VALUE FUND
MFS® MID CAP GROWTH FUND

MFS Global Leaders Fund was terminated as of November 18, 2015.  Effective immediately, all references and information related to MFS Global Leaders Fund are hereby deleted in their entirety.

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